Fidelity International Enhanced Index Fund
Supplement to the
Fidelity® International Enhanced Index Fund, Fidelity Large Cap Core Enhanced Index Fund, Fidelity Large Cap Growth Enhanced Index Fund, Fidelity Large Cap Value Enhanced Index Fund, Fidelity Mid Cap Enhanced Index Fund, Fidelity Small Cap Enhanced Index Fund
April 29, 2011
Prospectus
The following information replaces the similar information under the heading "Fee Table" in the "Fund Summary" section for Fidelity Small Cap Enhanced Index Fund on page 18.
Annual fund operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.52%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.15%
Acquired fund fees and expenses	0.04%
Total annual fund operating expenses A	0.71%
A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because the total annual operating expenses shown above include acquired fund fees and expenses.
The following information replaces the similar information under the heading "Fee Table" in the "Fund Summary" section for Fidelity Small Cap Enhanced Index Fund on page 18.

1 year	$ 73
3 years	$ 227
5 years	$ 395
10 years	$ 883

Fidelity Large Cap Core Enhanced Index Fund
Supplement to the
Fidelity® International Enhanced Index Fund, Fidelity Large Cap Core Enhanced Index Fund, Fidelity Large Cap Growth Enhanced Index Fund, Fidelity Large Cap Value Enhanced Index Fund, Fidelity Mid Cap Enhanced Index Fund, Fidelity Small Cap Enhanced Index Fund
April 29, 2011
Prospectus
The following information replaces the similar information under the heading "Fee Table" in the "Fund Summary" section for Fidelity Small Cap Enhanced Index Fund on page 18.
Annual fund operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.52%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.15%
Acquired fund fees and expenses	0.04%
Total annual fund operating expenses A	0.71%
A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because the total annual operating expenses shown above include acquired fund fees and expenses.
The following information replaces the similar information under the heading "Fee Table" in the "Fund Summary" section for Fidelity Small Cap Enhanced Index Fund on page 18.

1 year	$ 73
3 years	$ 227
5 years	$ 395
10 years	$ 883

Fidelity Large Cap Growth Enhanced Index Fund
Supplement to the
Fidelity® International Enhanced Index Fund, Fidelity Large Cap Core Enhanced Index Fund, Fidelity Large Cap Growth Enhanced Index Fund, Fidelity Large Cap Value Enhanced Index Fund, Fidelity Mid Cap Enhanced Index Fund, Fidelity Small Cap Enhanced Index Fund
April 29, 2011
Prospectus
The following information replaces the similar information under the heading "Fee Table" in the "Fund Summary" section for Fidelity Small Cap Enhanced Index Fund on page 18.
Annual fund operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.52%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.15%
Acquired fund fees and expenses	0.04%
Total annual fund operating expenses A	0.71%
A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because the total annual operating expenses shown above include acquired fund fees and expenses.
The following information replaces the similar information under the heading "Fee Table" in the "Fund Summary" section for Fidelity Small Cap Enhanced Index Fund on page 18.

1 year	$ 73
3 years	$ 227
5 years	$ 395
10 years	$ 883

Fidelity Large Cap Value Enhanced Index Fund
Supplement to the
Fidelity® International Enhanced Index Fund, Fidelity Large Cap Core Enhanced Index Fund, Fidelity Large Cap Growth Enhanced Index Fund, Fidelity Large Cap Value Enhanced Index Fund, Fidelity Mid Cap Enhanced Index Fund, Fidelity Small Cap Enhanced Index Fund
April 29, 2011
Prospectus
The following information replaces the similar information under the heading "Fee Table" in the "Fund Summary" section for Fidelity Small Cap Enhanced Index Fund on page 18.
Annual fund operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.52%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.15%
Acquired fund fees and expenses	0.04%
Total annual fund operating expenses A	0.71%
A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because the total annual operating expenses shown above include acquired fund fees and expenses.
The following information replaces the similar information under the heading "Fee Table" in the "Fund Summary" section for Fidelity Small Cap Enhanced Index Fund on page 18.

1 year	$ 73
3 years	$ 227
5 years	$ 395
10 years	$ 883

Fidelity Mid Cap Enhanced Index Fund
Supplement to the
Fidelity® International Enhanced Index Fund, Fidelity Large Cap Core Enhanced Index Fund, Fidelity Large Cap Growth Enhanced Index Fund, Fidelity Large Cap Value Enhanced Index Fund, Fidelity Mid Cap Enhanced Index Fund, Fidelity Small Cap Enhanced Index Fund
April 29, 2011
Prospectus
The following information replaces the similar information under the heading "Fee Table" in the "Fund Summary" section for Fidelity Small Cap Enhanced Index Fund on page 18.
Annual fund operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.52%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.15%
Acquired fund fees and expenses	0.04%
Total annual fund operating expenses A	0.71%
A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because the total annual operating expenses shown above include acquired fund fees and expenses.
The following information replaces the similar information under the heading "Fee Table" in the "Fund Summary" section for Fidelity Small Cap Enhanced Index Fund on page 18.

1 year	$ 73
3 years	$ 227
5 years	$ 395
10 years	$ 883

Fidelity Small Cap Enhanced Index Fund
Supplement to the
Fidelity® International Enhanced Index Fund, Fidelity Large Cap Core Enhanced Index Fund, Fidelity Large Cap Growth Enhanced Index Fund, Fidelity Large Cap Value Enhanced Index Fund, Fidelity Mid Cap Enhanced Index Fund, Fidelity Small Cap Enhanced Index Fund
April 29, 2011
Prospectus
The following information replaces the similar information under the heading "Fee Table" in the "Fund Summary" section for Fidelity Small Cap Enhanced Index Fund on page 18.
Annual fund operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.52%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.15%
Acquired fund fees and expenses	0.04%
Total annual fund operating expenses A	0.71%
A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because the total annual operating expenses shown above include acquired fund fees and expenses.
The following information replaces the similar information under the heading "Fee Table" in the "Fund Summary" section for Fidelity Small Cap Enhanced Index Fund on page 18.

1 year	$ 73
3 years	$ 227
5 years	$ 395
10 years	$ 883

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Feb 28, 2011
Registrant Name	dei_EntityRegistrantName	FIDELITY COMMONWEALTH TRUST II
Central Index Key	dei_EntityCentralIndexKey	0001364923
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan 31, 2012
Document Effective Date	dei_DocumentEffectiveDate	Jan 31, 2012
Prospectus Date	rr_ProspectusDate	Apr 29, 2011
Fidelity International Enhanced Index Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	fct1364923_SupplementTextBlock
Supplement to the
Fidelity® International Enhanced Index Fund, Fidelity Large Cap Core Enhanced Index Fund, Fidelity Large Cap Growth Enhanced Index Fund, Fidelity Large Cap Value Enhanced Index Fund, Fidelity Mid Cap Enhanced Index Fund, Fidelity Small Cap Enhanced Index Fund
April 29, 2011
Prospectus
The following information replaces the similar information under the heading "Fee Table" in the "Fund Summary" section for Fidelity Small Cap Enhanced Index Fund on page 18.
Annual fund operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.52%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.15%
Acquired fund fees and expenses	0.04%
Total annual fund operating expenses A	0.71%
A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because the total annual operating expenses shown above include acquired fund fees and expenses.
The following information replaces the similar information under the heading "Fee Table" in the "Fund Summary" section for Fidelity Small Cap Enhanced Index Fund on page 18.

1 year	$ 73
3 years	$ 227
5 years	$ 395
10 years	$ 883

Fidelity Large Cap Core Enhanced Index Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	fct1364923_SupplementTextBlock
Supplement to the
Fidelity® International Enhanced Index Fund, Fidelity Large Cap Core Enhanced Index Fund, Fidelity Large Cap Growth Enhanced Index Fund, Fidelity Large Cap Value Enhanced Index Fund, Fidelity Mid Cap Enhanced Index Fund, Fidelity Small Cap Enhanced Index Fund
April 29, 2011
Prospectus
The following information replaces the similar information under the heading "Fee Table" in the "Fund Summary" section for Fidelity Small Cap Enhanced Index Fund on page 18.
Annual fund operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.52%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.15%
Acquired fund fees and expenses	0.04%
Total annual fund operating expenses A	0.71%
A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because the total annual operating expenses shown above include acquired fund fees and expenses.
The following information replaces the similar information under the heading "Fee Table" in the "Fund Summary" section for Fidelity Small Cap Enhanced Index Fund on page 18.

1 year	$ 73
3 years	$ 227
5 years	$ 395
10 years	$ 883

Fidelity Large Cap Growth Enhanced Index Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	fct1364923_SupplementTextBlock
Supplement to the
Fidelity® International Enhanced Index Fund, Fidelity Large Cap Core Enhanced Index Fund, Fidelity Large Cap Growth Enhanced Index Fund, Fidelity Large Cap Value Enhanced Index Fund, Fidelity Mid Cap Enhanced Index Fund, Fidelity Small Cap Enhanced Index Fund
April 29, 2011
Prospectus
The following information replaces the similar information under the heading "Fee Table" in the "Fund Summary" section for Fidelity Small Cap Enhanced Index Fund on page 18.
Annual fund operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.52%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.15%
Acquired fund fees and expenses	0.04%
Total annual fund operating expenses A	0.71%
A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because the total annual operating expenses shown above include acquired fund fees and expenses.
The following information replaces the similar information under the heading "Fee Table" in the "Fund Summary" section for Fidelity Small Cap Enhanced Index Fund on page 18.

1 year	$ 73
3 years	$ 227
5 years	$ 395
10 years	$ 883

Fidelity Large Cap Value Enhanced Index Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	fct1364923_SupplementTextBlock
Supplement to the
Fidelity® International Enhanced Index Fund, Fidelity Large Cap Core Enhanced Index Fund, Fidelity Large Cap Growth Enhanced Index Fund, Fidelity Large Cap Value Enhanced Index Fund, Fidelity Mid Cap Enhanced Index Fund, Fidelity Small Cap Enhanced Index Fund
April 29, 2011
Prospectus
The following information replaces the similar information under the heading "Fee Table" in the "Fund Summary" section for Fidelity Small Cap Enhanced Index Fund on page 18.
Annual fund operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.52%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.15%
Acquired fund fees and expenses	0.04%
Total annual fund operating expenses A	0.71%
A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because the total annual operating expenses shown above include acquired fund fees and expenses.
The following information replaces the similar information under the heading "Fee Table" in the "Fund Summary" section for Fidelity Small Cap Enhanced Index Fund on page 18.

1 year	$ 73
3 years	$ 227
5 years	$ 395
10 years	$ 883

Fidelity Mid Cap Enhanced Index Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	fct1364923_SupplementTextBlock
Supplement to the
Fidelity® International Enhanced Index Fund, Fidelity Large Cap Core Enhanced Index Fund, Fidelity Large Cap Growth Enhanced Index Fund, Fidelity Large Cap Value Enhanced Index Fund, Fidelity Mid Cap Enhanced Index Fund, Fidelity Small Cap Enhanced Index Fund
April 29, 2011
Prospectus
The following information replaces the similar information under the heading "Fee Table" in the "Fund Summary" section for Fidelity Small Cap Enhanced Index Fund on page 18.
Annual fund operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.52%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.15%
Acquired fund fees and expenses	0.04%
Total annual fund operating expenses A	0.71%
A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because the total annual operating expenses shown above include acquired fund fees and expenses.
The following information replaces the similar information under the heading "Fee Table" in the "Fund Summary" section for Fidelity Small Cap Enhanced Index Fund on page 18.

1 year	$ 73
3 years	$ 227
5 years	$ 395
10 years	$ 883

Fidelity Small Cap Enhanced Index Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	fct1364923_SupplementTextBlock
Supplement to the
Fidelity® International Enhanced Index Fund, Fidelity Large Cap Core Enhanced Index Fund, Fidelity Large Cap Growth Enhanced Index Fund, Fidelity Large Cap Value Enhanced Index Fund, Fidelity Mid Cap Enhanced Index Fund, Fidelity Small Cap Enhanced Index Fund
April 29, 2011
Prospectus
The following information replaces the similar information under the heading "Fee Table" in the "Fund Summary" section for Fidelity Small Cap Enhanced Index Fund on page 18.
Annual fund operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.52%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.15%
Acquired fund fees and expenses	0.04%
Total annual fund operating expenses A	0.71%
A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because the total annual operating expenses shown above include acquired fund fees and expenses.
The following information replaces the similar information under the heading "Fee Table" in the "Fund Summary" section for Fidelity Small Cap Enhanced Index Fund on page 18.

1 year	$ 73
3 years	$ 227
5 years	$ 395
10 years	$ 883